As filed with the Securities and Exchange Commission on January 24, 2011

Registration No. 333-122235

811-21703

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

ADVISORS EDGE® NY VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 7

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 8

TFLIC SEPARATE ACCOUNT VNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Ave.

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

☐	Immeidately upon filing pursuant to paragraph (b) of Rule 485.
☐	On May 1, 2010, pursuant to paragraph (b) of Rule 485.
☒	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriated, check the following box:

THE ADVISOR’S EDGE® NY

VARIABLE ANNUITY

Issued Through

TFLIC Separate Account VNY

By

Transamerica Financial Life Insurance Company

Prospectus

May 1, 2011

The Advisor’s Edge® NY Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”). The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Services Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Investment Advisers, LLC

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Series Trust – Initial Class Continued…

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities,L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Diversified Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP

Vanguard Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

Contents

4	Summary

8	Fee Table

8	Example

10	The Annuity Policy

10	Purchase

13	Investment Choices

18	Performance

19	Expenses

21	Access to Your Money

22	Annuity Payments

25	Death Benefit

26	Taxes

31	Additional Features

32	Other Information

36	Table of Contents of Statement of Additional Information

37	Appendix A (Condensed Financial Information)

49	Appendix B: Architect Guaranteed Lifetime Withdrawal Benefit Rider

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® NY Variable Annuity

Advisor’s Edge® NY is a flexible-premium variable annuity offered by Transamerica Financial Life Insurance Company (“TFLIC, “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See Annuity Payments for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies, and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the TFLIC Separate Account VNY (the “Separate Account”). The Separate Account contains a number of subaccounts that invest exclusively in shares of corresponding Portfolios (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, TFLIC may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals.

TFLIC will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary. The Service Charge will not be deducted on a Policy Anniversary if at this time, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down.

8.	DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium; or

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “Systematic Payout Option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy. A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; then, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity policies.

TFLIC Separate Account VNY

The Separate Account is a unit investment trust registered with the SEC and operating under New York law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

Other Topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information.

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® NY Variable Annuity or want to make a transaction, then call or write to our Administrative and Service Office at:

Transamerica Financial Life Insurance Company

Adminstrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

800-866-6007

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(2)	$10
Special Service Fee	$0 - $25

(1)	The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”
(2)	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)

Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses(2)	0.75%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)

Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding total separate account expenses for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	—%	—%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2010 (unless otherwise noted) and was provided to TFLIC by the underlying funds, their investment advisors or managers, and TFLIC has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE(1)

The following example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses. The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5%

annual rate of return, and (2) full withdrawal (i.e., surrender) at the end of each period. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$	$	$	$
Return of Premium Death Benefit Option (0.60%)	$	$	$	$
Policy Value Death Benefit Option (0.55%)	$	$	$	$
(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

1.	THE ANNUITY POLICY

The Advisor’s Edge® NY variable annuity is a flexible-premium multi-funded variable annuity offered by TFLIC. The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® NY variable annuity is a policy between you, the Policy Owner, and TFLIC, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts)

•	Withdraw all or part of your money with no surrender penalty charged by TFLIC, although you may incur income taxes and a 10% penalty tax. (See ACCESS TO YOUR MONEY - Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into TFLIC Separate Account VNY. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC but are accounted for separately from TFLIC’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® NY variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to TFLIC of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa

52499. TFLIC will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, TFLIC will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, TFLIC will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. If TFLIC cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, TFLIC will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to TFLIC’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

DEFINITION

Qualified Policy

In addition to Non-Qualified Policies, TFLIC also offers the Advisor’s Edge® NY as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.”

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received (in good order) before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

For issue ages 0 – 80, we reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate.

•	Your Initial Net Premium Payment will be invested on the Policy Date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. TFLIC reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to TFLIC. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

What’s My Policy Worth Today?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected minus –

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes, if applicable, that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day (generally 4:00 p.m Eastern time) and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, TFLIC will credit a certain number of Accumulation Units to your Policy. TFLIC determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the

Accumulation Unit Value for that Subaccount. All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge® NY variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”). The companies that provide investment advice and administrative services for the Portfolios offered through this Policy are listed below.

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Investment Advisers, LLC

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II(1)

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS ® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Mid-Cap Growth VP(2)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Diversified Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP

Vanguard Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Vanguard Variable Insurance Fund Continued…

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

(1)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(2)	Formerly subadvised by Van Kampen Asset Management.

The following subaccounts were closed to new investment as of May 1, 2006.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstein L.P.

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Focus VP

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of the Portfolios will be comparable to those of any publicly available funds or portfolios.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Portfolios. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Portfolios

The Portfolios offered through this product are selected by TFLIC, and TFLIC may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the Portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note: Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of a requested allocation amount being credited to the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each Portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as a Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular Portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

TFLIC cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. TFLIC retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. TFLIC reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of TFLIC, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of TFLIC, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by TFLIC. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. TFLIC may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, TFLIC will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, TFLIC will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, TFLIC will reinvest the amounts or in another subaccount, if appropriate. Similarly, TFLIC may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, TFLIC will reinvest the amounts in another subaccount.

In the event of any such substitution or change, TFLIC may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, TFLIC also may transfer the assets of the separate account associated with the policies to another account or accounts.

Transfers Among the Subaccounts

Should your investment goals change, you may make transfers of money among the Subaccounts, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing. TFLIC will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	There are no transfers permitted out of the Dollar Cost Averaging Option except through the Dollar Cost Averaging Program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements.We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

Yield And Effective Yield

TFLIC may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which TFLIC advertises yield, TFLIC shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

TFLIC charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option, you select on the customer order form. For the Policy Value Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to TFLIC’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then TFLIC will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

TFLIC assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which TFLIC guarantees a number of payments over a life or joint lives, TFLIC assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, TFLIC assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that TFLIC assumes is that the charges collected for administrative expenses, which are based on rates that are guaranteed not to increase above the rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

TFLIC assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and Dollar Cost Averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to TFLIC and TCI

Portfolio	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2010 we received $from TAM pursuant to these benefits. We anticipate receiving comparable amounts in the future.

(3)	Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by your beneficiary in the form of a Death Benefit ; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that TFLIC receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any applicable service charges.

To make a withdrawal, send your written request on the appropriate TFLIC form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Payment of Full or Partial Withdrawal Proceeds

TFLIC will pay cash withdrawals within seven business days after receipt (in good order at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which TFLIC may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case TFLIC may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for policy owner’s account;

•	Any disbursement request made on or within 15 days of an ownership change;

•	Any electronic disbursement on or within 15 days of a change to electronic funds transfer instructions;

•

Any disbursement request when the Company has been directed to send the proceeds to a different personal address form the address of record for that policy owner’s account. PLEASE NOTE: This requirement will not apply to disbursements requests made in connection with exchanges of one annuity policy for another with the same owner in a “tax free exchange”;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an originating or guaranteed signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide TFLIC with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires TFLIC to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day TFLIC receives notice of it require prior approval. This date may be any date at least one year after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. TFLIC will use your Policy Value to provide these annuity payments. If the Policy Value on the Annuity Commencement Date is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (TFLIC reserves the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you choose, which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this, Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Note: Other annuity payment options may be arranged by agreement with TFLIC. Some annuity payment options may not be available in all states.

If your Policy is a qualified policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping TFLIC informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, TFLIC determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, TFLIC will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

TFLIC reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Policy Value is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, TFLIC may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without TFLIC’s consent.

•	At the time TFLIC calculates your Annuity Payments, TFLIC may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep TFLIC informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die before the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the Policy Value.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greater of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit Options (listed below) for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the Policy Value as of the date we receive all necessary information in good order.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

Under this optionon each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on TFLIC’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. TFLIC then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, TFLIC divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because TFLIC has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that TFLIC withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies TFLIC of that election. In certain situations, TFLIC will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, TFLIC reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Defense of Marriage Act

The right of a spouse to continue the Policy, and all Policy provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Policy will not be available to such partners or same-sex marriage spouses. Please consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

TFLIC has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the Policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. Also keep in mind that partial withdrawals under the systematic payout option, like all partial withdrawals, may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the money market Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies.

Architect Guaranteed Lifetime Withdrawal Benefit

The Architect Rider is no longer available for new sales. If you have previously elected the rider you can still upgrade. See Appendix B for rider details.

11.	OTHER INFORMATION

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a New York stock life insurance company incorporated on October 3, 1947, with Administrative and Service Office at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies.

TFLIC is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. TFLIC is licensed in all states and the District of Columbia.

TFLIC is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investements.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

TFLIC Separate Account VNY

The Separate Account was established by TFLIC on December 14, 2004, and operates under New York law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

TFLIC owns the assets of the Separate Account, and the obligations under the Policy are obligations of TFLIC. These assets are held separately from the other assets of TFLIC and are not chargeable with liabilities incurred in any other business operation of TFLIC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). TFLIC will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of TFLIC. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of TFLIC’s general account assets or any other separate account TFLIC maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio. Additional Subaccounts may be established at TFLIC’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are registered as investment advisers under state and federal securities laws and may charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates is/are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of Transamerica Financial Advisors, Inc. (“TRA”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by rules of the Financial Industry Regulatory Authority (“FINRA”), we and/or TRA or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale of the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

You should be aware that a selling firm or its sales

representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of TFA are underwritten by our affiliates. Wholesaling representatives and their managers at TFA who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund and we will treat the Policy as void from the Policy Date. The period is 20 days, as specified in your Policy. We will pay the refund within seven days after we receive (in good order) your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

TFLIC occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, TFLIC will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by TFLIC). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, TFLIC will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. TFLIC will vote Fund shares as to which no timely instructions are received and those shares held by TFLIC as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of policy owners (assuming the there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting. Voting instructions will be solicited before such meeting in accordance with procedures established by the Portfolios.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. TFLIC, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, TFLIC believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of TFLIC to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® NY VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY—GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF TFLIC

STATE REGULATION OF TFLIC

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.956826 0.824965 1.000000	$ $ $	0.956826 0.824965	0.000 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.895838 0.728318 1.000000	$ $ $	0.895838 0.728318	0.000 0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.098846 0.882317 1.125606 1.063912 1.000000	$ $ $ $ $	1.098846 0.882317 1.125606 1.063912	0.000 0.000 0.000 0.000

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.913607 0.707632 1.178708 1.099928 1.000000	$ $ $ $ $	0.913607 0.707632 1.178708 1.099928	0.000 0.000 0.000 0.000

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.069125 0.850464 1.155068 1.075868 1.000000	$ $ $ $	1.069125 0.850464 1.155068 1.075868	0.000 0.000 0.000 0.000

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.995418 0.780985 1.167949 1.089318 1.000000	$ $ $ $ $	0.995418 0.780985 1.167949 1.089318	0.000 0.000 0.000 0.000

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003382 0.984675	$ $	1.003382	44,802.397

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.931820 0.702263 1.225489 1.320828 1.000000	$ $ $ $ $	0.931820 0.702263 1.225489 1.320828	6,146.340 6,576.203 2,935.648 0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.943418 0.732003 1.174848 1.130068 1.000000	$ $ $ $ $	0.943418 0.732003 1.174848 1.130068	30,676.003 30,676.003 30,676.003 0.000

Transamerica Focus VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.927198 0.728870 1.151702 1.146192 1.000000	$ $ $ $ $	0.927198 0.728870 1.151702 1.146192	0.000 0.000 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.059809 0.803142 1.248014 1.149685 1.000000	$ $ $ $ $	1.059809 0.803142 1.248014 1.149685	4,803.516 5,024.338 5,017.985 1,123.310

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.254598 1.087169 1.124563 1.037910 1.000000	$ $ $ $ $	1.254598 1.087169 1.124563 1.037910	178,348.236 170,778.496 144,087.480 142,149.867

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.910011 0.659690 1.040547 0.954575 1.000000	$ $ $ $ $	0.910011 0.659690 1.040547 0.954575	21,751.229 16,248.549 13,817.065 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.219947 1.038204 1.000000	$ $ $	1.219947 1.038204	0.000 0.000

Transamerica Diversified Equity VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006	$ $ $ $ $	0.931838 0.730166 1.303454 1.137283 1.000000	$ $ $ $ $	0.931838 0.730166 1.303454 1.137283	0.000 0.000 0.000 0.000

Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.832456 0.647882 1.206531 1.043300 1.000000	$ $ $ $ $	0.832456 0.647882 1.206531 1.043300	2,402.496 2,207.335 12,600.422 1,769.368

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.990576 0.727768 1.238338 1.011199 1.000000	$ $ $ $ $	0.990576 0.727768 1.238338 1.011199	0.000 0.000 0.000 0.000

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.841446 0.590776 1.000000	$ $ $	0.841446 0.590776	0.000 0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.014002 0.809935 1.331426 1.158086 1.000000	$ $ $ $ $	1.014002 0.809935 1.331426 1.158086	11,126.921 8,728.816 8,166.056 4,079.353

Transamerica Morgan Stanley Mid–Cap Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.070845 0.670614 1.255459 1.030240 1.000000	$ $ $ $ $	1.070845 0.670614 1.255459 1.030240	0.000 0.000 0.000 0.000

Transamerica Balanced VP – Initial Class Subaccount Inception Date	2010	$		$

AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.978752 0.642636 1.230015 1.031597 1.000000	$ $ $ $ $	0.978752 0.642636 1.230015 1.031597	0.000 0.000 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.812466 0.614849 1.077017 0.961240 1.000000	$ $ $ $ $	0.812466 0.614849 1.077017 0.961240	0.000 0.000 0.000 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.886577 0.650198 1.086395 0.961501 1.000000	$ $ $ $ $	0.886577 0.650198 1.086395 0.961501	0.000 0.000 0.000 0.000

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.848297 0.678793 1.153436 1.022241 1.000000	$ $ $ $ $	0.848297 0.678793 1.153436 1.022241	0.000 0.000 0.000 8,299.606

Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.010027 1.000000	$ $	1.010027	43,900.758

Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.757867 0.611258 0.939769 0.952911 1.000000	$ $ $ $ $	0.757867 0.611258 0.939769 0.952911	8,551.020 8,026.864 14,346.331 1,309.108

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA – VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.171800 1.124131 1.082097 1.032218 1.000000	$ $ $ $ $	1.171800 1.124131 1.082097 1.032218	394,984.763 452,515.425 521,572.160 392,784.121

DFA – VA International Small Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.972205 0.698910 1.230305 1.160512 1.000000	$ $ $ $ $	0.972205 0.698910 1.230305 1.160512	214,567.720 249,243.831 161,020.079 46,966.702

DFA – VA International Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.022731 0.745515 1.383262 1.255880 1.000000	$ $ $ $ $	1.022731 0.745515 1.383262 1.255880	483,544.932 483,284.765 326,854.565 142,297.660

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.854205 0.661052 1.106003 1.145842 1.000000	$ $ $ $ $	0.854205 0.661052 1.106003 1.145842	724,497.553 647,771.308 459,220.015 194,637.050

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.135029 1.120381 1.083669 1.038025 1.000000	$ $ $ $ $	1.135029 1.120381 1.083669 1.038025	67,412.950 28,263.520 104,274.255 12,448.353

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.752938 0.597927 0.953405 1.114214 1.000000	$ $ $ $ $	0.752938 0.597927 0.953405 1.114214	392,483.365 354,203.014 259,010.969 96,655.722

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.989624 0.745696 1.146202 1.072187 1.000000	$ $ $ $ $	0.989624 0.745696 1.146202 1.072187	0.000 0.000 0.000 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.037792 0.853722 1.221479 1.149471 1.000000	$ $ $ $ $	1.037792 0.853722 1.221479 1.149471	0.000 0.000 0.000 0.000

Federated Capital Appreciation Fund II Subaccount Inception Date	2010	$		$

Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.178971 0.924131 1.167069 1.127982 1.000000	$ $ $ $ $	1.178971 0.924131 1.167069 1.127982	1,240.933 1,249.232 1,256.724 0.000

Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.189573 1.136892 1.096257 1.037135 1.000000	$ $ $ $ $	1.189573 1.136892 1.096257 1.037135	20,227.471 20,243.891 23,177.933 0.000

Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.254303 0.825120 1.121078 1.089912 1.000000	$ $ $ $ $	1.254303 0.825120 1.121078 1.089912	20,545.401 11,722.243 20,545.005 3,163.552

Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.100434 1.101521 1.080143 1.036800 1.000000	$ $ $ $ $	1.100434 1.101521 1.080143 1.036800	20,914.613 22,483.511 23,120.795 417,732.041

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.935408 0.693067 1.212285 1.036620 1.000000	$ $ $ $ $	0.935408 0.693067 1.212285 1.036620	117,213.281 91,356.923 33,268.376 0.000

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.005006 0.721362 1.197776 1.041612 1.000000	$ $ $ $ $	1.005006 0.721362 1.197776 1.041612	21,582.520 15,357.823 12,009.617 0.000

Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.884822 0.564572 1.162377 1.105506 1.000000	$ $ $ $ $	0.884822 0.564572 1.162377 1.105506	0.000 0.000 0.000 0.000

NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.150329 0.712983 1.701265 1.192024 1.000000	$ $ $ $ $	1.150329 0.712983 1.701265 1.192024	35,612.614 50,861.577 43,248.903 4,348.698

Vanguard – Equity Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.933599 0.742402 1.183711 1.129468 1.000000	$ $ $ $ $	0.933599 0.742402 1.183711 1.129468	185,305.321 157,231.493 128,862.103 52,746.814

Vanguard – Mid-Cap Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.923405 0.661445 1.143091 1.082925 1.000000	$ $ $ $ $	0.923405 0.661445 1.143091 1.082925	16,903.290 22,439.326 17,582.420 16,375.192

Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.832583 0.648244 1.038720 1.252369 1.000000	$ $ $ $ $	0.832583 0.648244 1.038720 1.252369	28,715.929 30,184.947 18,357.452 8,158.080

Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.841396 0.592522 1.081634 1.000000	$ $ $ $	0.841396 0.592522 1.081634	1,050.455 29,552.253 0.000

Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.193457 1.053952 1.097692 1.041032 1.000000	$ $ $ $ $	1.193457 1.053952 1.097692 1.041032	115,359.072 267,362.434 265,919.378 111,164.266

Vanguard – Total Bond Market Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.218709 1.156693 1.105276 1.038833 1.000000	$ $ $ $ $	1.218709 1.156693 1.105276 1.038833	357,180.317 324,817.066 505,413.577 259,542.522

Wanger International Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.166055 0.782784 1.446920 1.250877 1.000000	$ $ $ $ $	1.166055 0.782784 1.446920 1.250877	12,789.672 9,897.123 9,275.607 175,599.481

Wanger USA Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.911931 0.644706 1.074810 1.025491 1.000000	$ $ $ $ $	0.911931 0.644706 1.074810 1.025491	23,677.123 30,682.916 27,308.068 2,978.486

WFAVT Small Cap Value Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.914646 0.574161 1.041156 1.054250 1.000000	$ $ $ $ $	0.914646 0.574161 1.041156 1.054250	0.000 0.000 0.000 0.000

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.956015 0.824685 1.000000	$ $ $	0.956015 0.824685	0.000 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.895087 0.728073 1.000000	$ $ $	0.895087 0.728073	0.000 0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.096713 0.881046 1.124583 1.063429 1.000000	$ $ $ $ $	1.096713 0.881046 1.124583 1.063429	570,565.007 82,508.283 11,197.822 0.000

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.911820 0.706596 1.177580 1.099420 1.000000	$ $ $ $ $	0.911820 0.706596 1.177580 1.099420	136,772.652 153,459.889 141,902.257 136,862.936

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.067058 0.849246 1.153989 1.075393 1.000000	$ $ $ $ $	1.067058 0.849246 1.153989 1.075393	375,939.766 205,281.121 185,419.517 185,419.517

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.993491 0.779852 1.166835 1.088818 1.000000	$ $ $ $ $	0.993491 0.779852 1.166835 1.088818	362,619.931 361,777.571 263,594.376 0.000

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003320 0.984673	$ $	1.003320	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.930004 0.701245 1.224322 1.320226 1.000000	$ $ $ $ $	0.930004 0.701245 1.224322 1.320226	18,148.342 11,173.920 7,291.282 7,476.360

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.941591 0.730949 1.173735 1.129556 1.000000	$ $ $ $ $	0.941591 0.730949 1.173735 1.129556	0.000 0.000 0.000 0.000

Transamerica Focus VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.925381 0.727804 1.150603 1.145678 1.000000	$ $ $ $ $	0.925381 0.727804 1.150603 1.145678	0.000 0.000 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.057758 0.801985 1.246838 1.149183 1.000000	$ $ $ $ $	1.057758 0.801985 1.246838 1.149183	4,075.727 4,316.468 0.000 0.000

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.252163 1.085601 1.123498 1.037433 1.000000	$ $ $ $ $	1.252163 1.085601 1.123498 1.037433	81,484.991 73,465.333 35,823.605 32,008.081

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.908337 0.658809 1.039682 0.954257 1.000000	$ $ $ $ $	0.908337 0.658809 1.039682 0.954257	0.000 0.000 0.000 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.219240 1.038132 1.000000	$ $ $	1.219240 1.038132	0.000 0.000

Transamerica Diversified Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.930021 0.729107 1.302212 1.136759 1.000000	$ $ $ $ $	0.930021 0.729107 1.302212 1.136759	0.000 0.000 0.000 0.000

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.830839 0.646945 1.205385 1.042833 1.000000	$ $ $ $ $	0.830839 0.646945 1.205385 1.042833	39,698.442 32,725.629 35,970.588 22,636.056

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.988647 0.726716 1.237171 1.011199 1.000000	$ $ $ $ $	0.988647 0.726716 1.237171 1.011199	9,531.585 6,562.777 40.007 0.000

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.840758 0.590585 1.000000	$ $ $	0.840758 0.590585	0.000 0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.012015 0.808751 1.330160 1.157571 1.000000	$ $ $ $ $	1.012015 0.808751 1.330160 1.157571	0.000 0.000 0.000 0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.068751 0.669637 1.254254 1.029778 1.000000	$ $ $ $ $	1.068751 0.669637 1.254254 1.029778	0.000 0.000 0.000 0.000

Transamerica Balanced VP – Initial Class Subaccount Inception Date	2010	$		$

AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.976836 0.641705 1.228829 1.031119 1.000000	$ $ $ $ $	0.976836 0.641705 1.228829 1.031119	0.000 0.000 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.810887 0.613955 1.075987 0.960801 1.000000	$ $ $ $ $	0.810887 0.613955 1.075987 0.960801	0.000 0.000 0.000 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.884859 0.649254 1.085364 0.961069 1.000000	$ $ $ $ $	0.884859 0.649254 1.085364 0.961069	0.000 0.000 0.000 0.000

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.846663 0.677824 1.152361 1.021792 1.000000	$ $ $ $ $	0.846663 0.677824 1.152361 1.021792	5,708.881 0.000 0.000 0.000

Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009997 1.000000	$ $	1.009997	14,415.971

Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.756376 0.610363 0.938863 0.952468 1.000000	$ $ $ $ $	0.756376 0.610363 0.938863 0.952468	6,158.868 6,158.868 13,573.986 6,158.868

DFA – VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.169543 1.122521 1.081090 1.031744 1.000000	$ $ $ $ $	1.169543 1.122521 1.081090 1.031744	54,269.742 1,939.294 0.000 0.000

DFA – VA International Small Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.970336 0.697909 1.229156 1.159999 1.000000	$ $ $ $ $	0.970336 0.697909 1.229156 1.159999	47,013.463 28,040.004 27,437.170 28,210.307

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA – VA International Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.020762 0.744449 1.381974 1.255333 1.000000	$ $ $ $ $	1.020762 0.744449 1.381974 1.255333	133,955.348 109,180.691 110,647.750 100,852.679

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.852543 0.660101 1.104947 1.145313 1.000000	$ $ $ $ $	0.852543 0.660101 1.104947 1.145313	262,254.437 152,799.560 124,120.453 124,449.436

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.132762 1.118704 1.082614 1.037521 1.000000	$ $ $ $ $	1.132762 1.118704 1.082614 1.037521	35,107.168 53,037.050 0.000 0.000

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.751483 0.597057 0.952487 1.113699 1.000000	$ $ $ $ $	0.751483 0.597057 0.952487 1.113699	174,540.382 160,050.420 165,313.635 161,614.430

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.987679 0.744612 1.145110 1.071697 1.000000	$ $ $ $ $	0.987679 0.744612 1.145110 1.071697	0.000 0.000 0.000 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.035781 0.852492 1.220332 1.148958 1.000000	$ $ $ $ $	1.035781 0.852492 1.220332 1.148958	0.000 0.000 0.000 0.000

Federated Capital Appreciation Fund II Subaccount Inception Date	2010	$		$

Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.176647 0.922779 1.165958 1.127473 1.000000	$ $ $ $ $	1.176647 0.922779 1.165958 1.127473	0.000 0.000 0.000 0.000

Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.187285 1.135272 1.095240 1.036683 1.000000	$ $ $ $ $	1.187285 1.135272 1.095240 1.036683	35,063.290 47,387.915 67,598.555 47,887.904

Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.251822 0.823898 1.119987 1.089395 1.000000	$ $ $ $ $	1.251822 0.823898 1.119987 1.089395	41,476.988 35,324.182 44,552.066 23,870.736

Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.098319 1.099935 1.079113 1.036329 1.000000	$ $ $ $ $	1.098319 1.099935 1.079113 1.036329	2,580.242 1,961.153 0.000 0.000

Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.933714 0.692148 1.211275 1.036286 1.000000	$ $ $ $ $	0.933714 0.692148 1.211275 1.036286	55,227.891 30,640.320 41.192 0.000

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.003025 0.720296 1.196617 1.041140 1.000000	$ $ $ $ $	1.003025 0.720296 1.196617 1.041140	0.000 0.000 0.000 0.000

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.883101 0.563757 1.161281 1.105014 1.000000	$ $ $ $ $	0.883101 0.563757 1.161281 1.105014	10,280.837 0.000 0.000 0.000

NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.148067 0.711942 1.699638 1.191478 1.000000	$ $ $ $ $	1.148067 0.711942 1.699638 1.191478	2,505.958 6,814.936 3,714.009 5,155.192

Vanguard – Equity Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.931772 0.741318 1.182582 1.128963 1.000000	$ $ $ $ $	0.931772 0.741318 1.182582 1.128963	183,031.736 176,663.386 22,884.948 22,884.948

Vanguard – Mid-Cap Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.921613 0.660491 1.142011 1.082434 1.000000	$ $ $ $ $	0.921613 0.660491 1.142011 1.082434	21,591.102 20,565.663 18,664.944 19,794.786

Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.830964 0.647310 1.037741 1.251809 1.000000	$ $ $ $ $	0.830964 0.647310 1.037741 1.251809	53,464.241 13,914.948 8,168.477 7,370.741

Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.840283 0.592033 1.081274 1.000000	$ $ $ $	0.840283 0.592033 1.081274	4,461.201 5,434.794 0.000

Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.191159 1.052453 1.096664 1.040558 1.000000	$ $ $ $ $	1.191159 1.052453 1.096664 1.040558	102,256.908 48,297.857 0.000 0.000

Vanguard – Total Bond Market Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.216355 1.155037 1.104244 1.038362 1.000000	$ $ $ $ $	1.216355 1.155037 1.104244 1.038362	63,572.541 0.000 0.000 0.000

Wanger International Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.163795 0.781655 1.445548 1.250312 1.000000	$ $ $ $ $	1.163795 0.781655 1.445548 1.250312	4,047.512 7,517.198 3,870.692 4,688.473

Wanger USA Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.910180 0.643783 1.073799 1.025044 1.000000	$ $ $ $ $	0.910180 0.643783 1.073799 1.025044	27,850.889 24,607.914 9,945.043 10,202.811

WFAVT Small Cap Value Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.912870 0.573329 1.040171 1.053778 1.000000	$ $ $ $ $	0.912870 0.573329 1.040171 1.053778	0.000 0.000 0.000 0.000

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.953656 0.823868 1.000000	$ $ $	0.953656 0.823868	0.000 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.892871 0.727352 1.000000	$ $ $	0.892871 0.727352	0.000 0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.090345 0.877233 1.121343 1.061995 1.000000	$ $ $ $ $	1.090345 0.877233 1.121343 1.061995	79,385.657 6,481.799 6,904.239 0.000

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.906519 0.703534 1.174241 1.097945 1.000000	$ $ $ $ $	0.906519 0.703534 1.174241 1.097945	18,021.195 17,861.807 11,017.505 0.000

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.060831 0.845544 1.150681 1.073927 1.000000	$ $ $ $ $	1.060831 0.845544 1.150681 1.073927	75,447.612 221,961.504 0.000 0.000

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.987696 0.776468 1.163516 1.087357 1.000000	$ $ $ $ $	0.987696 0.776468 1.163516 1.087357	16,891.467 17,396.153 14,792.760 0.000

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003146 0.984669	$ $	1.003146	45,181.906

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.924604 0.698207 1.220847 1.318453 1.000000	$ $ $ $ $	0.924604 0.698207 1.220847 1.318453	0.000 0.000 0.000 0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.936106 0.727774 1.170400 1.128036 1.000000	$ $ $ $ $	0.936106 0.727774 1.170400 1.128036	0.000 0.000 0.000 0.000

Transamerica Focus VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.920003 0.724654 1.147339 1.144130 1.000000	$ $ $ $ $	0.920003 0.724654 1.147339 1.144130	0.000 0.000 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.051612 0.798520 1.243301 1.147639 1.000000	$ $ $ $ $	1.051612 0.798520 1.243301 1.147639	0.000 0.000 0.000 0.000

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.244877 1.080890 1.120302 1.036042 1.000000	$ $ $ $ $	1.244877 1.080890 1.120302 1.036042	75,483.680 77,402.565 3,329.818 3,340.678

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.903397 0.656205 1.037117 0.953327 1.000000	$ $ $ $	0.903397 0.656205 1.037117 0.953327	0.000 0.000 0.000 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.217186 1.037918 1.000000	$ $ $	1.217186 1.037918	0.000 0.000

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Diversified Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.924622 0.725957 1.298520 1.135237 1.000000	$ $ $ $ $	0.924622 0.725957 1.298520 1.135237	0.000 0.000 0.000 0.000

Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.825997 0.644135 1.201954 1.041415 1.000000	$ $ $ $ $	0.825997 0.644135 1.201954 1.041415	0.000 0.000 0.000 0.000

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.982908 0.723577 1.233656 1.009832 1.000000	$ $ $ $ $	0.982908 0.723577 1.233656 1.009832	0.000 0.000 0.000 0.000

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.838664 0.589991 1.000000	$ $ $	0.838664 0.589991	0.000 0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(6) Subaccount Inception Date February 2, 2006	2009 2008 2007 2006	$ $ $ $	0.805259 1.326387 1.156010 1.000000	$ $ $ $	1.006147 0.805259 1.326387 1.156010	0.000 0.000 0.000 0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(7) Subaccount Inception Date February 2, 2006	2009 2008 2007 2006	$ $ $ $	0.666736 1.250691 1.028389 1.000000	$ $ $ $	1.062538 0.666736 1.250691 1.028389	0.000 0.000 0.000 0.000

Transamerica Balanced VP – Initial Class Subaccount Inception Date	2010	$		$

AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.971157 0.638923 1.225350 1.029728 1.000000	$ $ $ $ $	0.971157 0.638923 1.225350 1.029728	0.000 0.000 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.806148 0.611282 1.072904 0.959497 1.000000	$ $ $ $ $	0.806148 0.611282 1.072904 0.959497	0.000 0.000 0.000 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.879706 0.646443 1.082285 0.959775 1.000000	$ $ $ $ $	0.879706 0.646443 1.082285 0.959775	0.000 0.000 0.000 0.000

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.841723 0.674874 1.149079 1.020413 1.000000	$ $ $ $ $	0.841723 0.674874 1.149079 1.020413	0.000 0.000 0.000 0.000

Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009911 1.000000	$ $	1.009911	0.000

Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.751965 0.607704 0.936191 0.951185 1.000000	$ $ $ $ $	0.751965 0.607704 0.936191 0.951185	0.000 0.000 0.000 0.000

DFA – VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.162731 1.117656 1.078010 1.030350 1.000000	$ $ $ $ $	1.162731 1.117656 1.078010 1.030350	37,713.275 159,525.649 171,763.732 171,763.732

DFA – VA International Small Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.964694 0.694885 1.225661 1.158434 1.000000	$ $ $ $ $	0.964694 0.694885 1.225661 1.158434	0.000 0.000 0.000 0.000

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA – VA International Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.014799 0.741206 1.378026 1.253621 1.000000	$ $ $ $ $	1.014799 0.741206 1.378026 1.253621	22,132.402 26,350.973 59,337.829 59,337.829

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.847587 0.657242 1.101815 1.143778 1.000000	$ $ $ $ $	0.847587 0.657242 1.101815 1.143778	1,728.501 0.000 55,891.642 55,891.642

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.126186 1.113864 1.079515 1.036114 1.000000	$ $ $ $ $	1.126186 1.113864 1.079515 1.036114	73,858.656 63,963.875 0.000 0.000

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.747105 0.594473 0.949794 1.112210 1.000000	$ $ $ $ $	0.747105 0.594473 0.949794 1.112210	40,051.845 43,100.632 71,803.923 71,803.923

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.981950 0.741389 1.141852 1.070254 1.000000	$ $ $ $ $	0.981950 0.741389 1.141852 1.070254	0.000 0.000 0.000 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.029745 0.848793 1.216854 1.147410 1.000000	$ $ $ $ $	1.029745 0.848793 1.216854 1.147410	0.000 0.000 0.000 0.000

Federated Capital Appreciation Fund II Subaccount Inception Date	2010	$		$

Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.169816 0.918781 1.162644 1.125957 1.000000	$ $ $ $ $	1.169816 0.918781 1.162644 1.125957	69,729.462 78,504.536 4,785.328 4,800.937

Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.180388 1.130357 1.092127 1.035285 1.000000	$ $ $ $ $	1.180388 1.130357 1.092127 1.035285	92,923.527 84,040.824 0.000 0.000

Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.244558 0.820342 1.116811 1.087932 1.000000	$ $ $ $ $	1.244558 0.820342 1.116811 1.087932	64,881.450 82,872.756 0.000 0.000

Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.091963 1.095180 1.076066 1.034941 1.000000	$ $ $ $ $	1.091963 1.095180 1.076066 1.034941	0.000 284,651.252 0.000 0.000

Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.928615 0.689398 1.208266 1.035255 1.000000	$ $ $ $ $	0.928615 0.689398 1.208266 1.035255	43,512.196 50,151.132 0.000 0.000

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.997215 0.717186 1.193234 1.039746 1.000000	$ $ $ $ $	0.997215 0.717186 1.193234 1.039746	0.000 0.000 0.000 0.000

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.877962 0.561308 1.157981 1.103523 1.000000	$ $ $ $ $	0.877962 0.561308 1.157981 1.103523	0.000 0.000 0.000 0.000

NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.141419 0.708869 1.694821 1.189876 1.000000	$ $ $ $ $	1.141419 0.708869 1.694821 1.189876	0.000 0.000 0.000 0.000

Vanguard – Equity Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.926366 0.738117 1.179230 1.127446 1.000000	$ $ $ $ $	0.926366 0.738117 1.179230 1.127446	130,791.516 80,227.226 39,345.507 39,345.507

Vanguard – Mid-Cap Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.916259 0.657625 1.138758 1.080976 1.000000	$ $ $ $ $	0.916259 0.657625 1.138758 1.080976	94,621.529 72,300.316 3,397.341 3,408.406

Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.826130 0.644500 1.034794 1.250124 1.000000	$ $ $ $ $	0.826130 0.644500 1.034794 1.250124	0.000 0.000 0.000 0.000

Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.836939 0.590557 1.080202 1.000000	$ $ $ $	0.836939 0.590557 1.080202	25,752.699 0.000 0.000

Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.184207 1.047852 1.093513 1.039141 1.000000	$ $ $ $ $	1.184207 1.047852 1.093513 1.039141	54,675.752 0.000 0.000 0.000

Vanguard – Total Bond Market Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.209298 1.150048 1.101109 1.036977 1.000000	$ $ $ $ $	1.209298 1.150048 1.101109 1.036977	103,333.204 190,500.585 175,583.172 175,599.481

Wanger International Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.157012 0.778257 1.441430 1.248623 1.000000	$ $ $ $ $	1.157012 0.778257 1.441430 1.248623	0.000 0.000 0.000 0.000

Wanger USA Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.904870 0.640989 1.070743 1.023661 1.000000	$ $ $ $ $	0.904870 0.640989 1.070743 1.023661	0.000 0.000 0.000 0.000

WFAVT Small Cap Value Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.907570 0.570847 1.037219 1.052357 1.000000	$ $ $ $ $	0.907570 0.570847 1.037219 1.052357	0.000 0.000 0.000 0.000

APPENDIX B

Architect Guaranteed Lifetime Withdrawal Benefit Rider

The information below is a summary of a rider previously available for purchase but is no longer available for new sales effective May 1, 2011. This appendix describes the material features of the rider. Please refer to your rider pages and any supplemental mailings for your specific coverage and features regarding this rider.

Please find listed below the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition
GLWB	Guaranteed Lifetime Withdrawal Benefit
IBP	Income Benefit Percentage
MAWA	Maximum Annual Withdrawal Amount
MEP	Maximum Equity Percentage
RMD	Required Minimum Distribution
TWB	Total Withdrawal Base
W/D	Withdrawal

Rider Name	Architect Guaranteed Lifetime Withdrawal Benefit

Rider Form Number	RGMB 25 0207 (NY)[1]

Purpose of Rider

This is a GLWB rider that guarantees a level of payments for the annuitant’s2 lifetime, regardless of policy value.

•     The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]

•     This benefit is intended to provide level payments regardless of the performance of the designated investment choices you select.

Availability

•     Issue age 0-85 but not yet age 86 (unless state law requires a lower maximum issue age)

•     Annuitant is also the Owner (unless owner is a non-natural person, trust or custodial account)

•     Maximum of 2 living Joint Owners (with one being the Annuitant).

•     If joint life option elected, annuitiant’s spouse is not yet 86 and is either the annuitant or sole beneficiary.

Architect GLWB Fee	The rider fee is a percentage of the TWB based on the MEP selected at rider issue:

	MEP	Single Life Option	Joint Life Option
	50%	0.30%	0.45%
	60%	0.45%	0.65%
	70%	0.65%	1.00%

	Once elected, the MEP can only be changed by upgrading the rider or by terminating and re-adding a new rider

Fee Frequency	• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

Designated Investment Choices

Policyholders who add this rider may only invest in the following investment choices:

Non-Equity Designated Funds:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard-Short-Term Investment-Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Equity Designated Funds:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Diversified Equity VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Balanced VP – Initial Class

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Vanguard-Equity Index Portfolio

Vanguard-International Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Wanger International Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices; however, you cannot transfer any amount which would cause you to exceed your Maximum Equity Percentage or to any other subaccount.

Withdrawal Benefits

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the Withdrawal Percentage based on the annuitant’s2 attained age at the time of the first withdrawal.

•     The Withdrawal Percentage will be 0% up until the Calendar Anniversary after the annuitant’s2 59th birthday.

•     Starting with January 1st following the annuitant’s2 59th birthday, this percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•     On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:

1) The TWB multiplied by the IBP based on the annuitant’s2 attained age, and

2) The RMD amount for this policy for the current calendar year.

•     The policyholder does not have to take the entire MAWA in any year.

•     If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

•     The rider benefit will cease if excess withdrawals reduce the TWB to zero.

Exercising Rider

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Asset Rebalancing: While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your policy value in the designated investment choices to maintain your desired asset allocation. The amount of policy value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your MEP. Premium allocations must also comply with the MEP selected at time of issue. The rebalancing cannot be turned off unless the rider is terminated.

The policy’s advisor will notify you when any of the following has occurred:

•     you discontinue monthly asset rebalancing;

•     the asset allocation that you request results in policy value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•     you make a transfer that causes your policy value in “designated investment choices” in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Income Benefit Percentage	The IBP is determined by the annuitant’s2 age at the time of the first withdrawal taken on or after January 1st following the annuitant’s2 59th birthday. The IBP is as follows:

	Age at 1st W/D	Income Benefit %
	0-58	0.0%
	59-64	4.0%
	65-69	4.5%
	70-74	5.0%
	75-79	5.5%
	80-84	6.0%
	85-89	6.5%
	90-94	7.0%
	95 +	7.5%

	Please note that once established at the time of the first withdrawal, the IBP will not increase even though the annuitant’s age increases.

Rider Upgrade

•      Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.

•      Upgrades are subject to issue age restrictions of the rider at the time of upgrade.

•      An upgrade will reset the TWB, the MAWA and the IBP determination.

•      Rider availability and rules will apply to the new rider at the time of upgrade.

Rider Termination

•      The rider terminates upon:

•      policy surrender;

•      annuitization;

•      annuitant[2] death;

•      upgrade;

•      asset rebalancing; or

•      transfers which cause designated investment choices in the “equity” category to exceed the MEP and this occurrence is not corrected within 30 days notice.

•      Termination allowed within 30 day window following each rider anniversary.

•      The rider will be terminated the date we receive written notice from you requesting termination.

[1]	Rider form number may be found on the bottom left corner of your rider pages.

[2]	If the rider’s joint life option has been elected for an additional fee, the benefits and features available could differ from the single life option based on the age of the annuitant’s spouse.

TFLIC SEPARATE ACCOUNT VNY

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Offered by

Transamerica Financial Life Insurance Company

(A New York Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® NY Variable Annuity policy (the “Policy”) offered by Transamerica Financial Life Insurance Company (the “Company” or “TFLIC”). You may obtain a copy of the Prospectus dated May 1, 2011, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2011

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. 800-866-6007

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least one year after the Policy Date and may not be later than the last day of the Policy Month following the month in which the annuitant attains age 95(the “maximum annuitization date”) , except expressly allowed by TFLIC.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the Policy.

Business Day — A day when the New York Stock Exchange is open for business.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Good Order — An instruction that TFLIC receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that TFLIC does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Nonqualified Policy — A Policy other than a qualified policy.

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual Policy.

Policy — The individual Policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, if applicable, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to TFLIC by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

3

Separate Account — TFLIC Separate Account VNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each Policy Anniversary for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the Owner to succeed to ownership of the Policy in the event of the death of the Owner who is not the Annuitant before the annuity commencement date.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives TFLIC the information it requires. For some transactions, TFLIC may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that TFLIC establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

THE POLICY — GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of TFLIC; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless TFLIC has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless TFLIC has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by TFLIC.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, however, TFLIC is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the policy value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between TFLIC and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of TFLIC.

5

MISSTATEMENT OF AGE OR GENDER

TFLIC may require proof of age and gender before making Annuity Payments. If the Annuitant’s stated age, gender or both in the Policy are incorrect, TFLIC will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, TFLIC will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant’s lifetime. TFLIC is not responsible for the validity of any assignment. No assignment will be recognized until TFLIC receives, in good order at the Adminnistrative and Service Office, the appropriate TFLIC form notifying TFLIC of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. TFLIC shall not be liable as to any payment or other settlement made by TFLIC before receipt of the appropriate TFLIC form.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a)	=	any increase or decrease in the value of the Subaccount attributable to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by TFLIC of the value of the Subaccount;

6

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order at least ten Business Days before the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, TFLIC will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. In the event of a partial surrender of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is multiplied by the adjustment factor, which is current death proceeds before the surrender divided by the current policy value before the surrender, where death proceeds equal the maximum of policy value and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1 (Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$22,500	adjusted partial surrender = 15,000 * (75,000/50,000)
$52,500	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,500
$35,000	new policy value (after surrender)=50,000 – 15,000

Summary:

Reduction in guaranteed minimum death benefit	= $22,500
Reduction in policy value	= $15,000

Note: The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just before the surrender.

7

EXAMPLE 2 (Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$15,000	reduction in policy value = $15,000
$15,000	adjusted partial surrender = $15,000 * (75,000/75,000)
$35,000	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,000
$60,000	new policy value (after surrender) = 75,000 – 15,000

Summary:

Reduction in guaranteed minimum death benefit	= $15,000
Reduction in policy value	= $15,000

Note: The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just before the surrender.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

     cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

8

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, TFLIC will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

[P]	equals a hypothetical initial Premium Payment of $1,000;

[T]	equals an average annual total return;

[n]	equals the number of years; and

[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

There are no average annual total returns for periods from inception of the subaccounts to December 31, 2005 because the subaccounts had not commenced operations as of December 31, 2005

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

TFLIC may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

TFLIC may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

TFLIC may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a

9

single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Transamerica Financial Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the

10

index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Portfolios’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by TFLIC. The assets are kept physically segregated and held separate and apart from TFLIC’s general account assets. The general account contains all of the assets of TFLIC. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

11

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law – e.g. civil union partners and same-sex marriages spouses – may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. TFLIC has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

12

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

TFLIC makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as

13

collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the policy value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012 The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax

14

requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF TFLIC

TFLIC at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of TFLIC and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF TFLIC

TFLIC is a stock life insurance company organized under the laws of New York, and is subject to regulation by the New York Department of Insurance. An annual statement is filed with the New York Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of TFLIC as of December 31st of the preceding calendar year. Periodically, the New York Commissioner of Insurance examines the financial condition of TFLIC, including the liabilities and reserves of the Separate Account the operations of TFLIC are also examined periodically by the National Association of Insurance Commissioners. In addition, TFLIC is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by TFLIC. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, TFLIC will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments TFLIC sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

15

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like TFLIC, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal year 2010, 2009 and 2008, TCI paid no amounts in commissions in connection with the sale of the Policies.

ADMINISTRATIVE SERVICES CONTRACT

We have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include customer application or order form processing, ongoing customer service and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2009 and 2010, we paid Low Load $161.18 and $            , respectively, in connection with this contract.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of TFLIC at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners as of December 31, 2010, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2010, and 2009, and for each of the three years in the period ended December 31, 2010, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in

16

this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners and should be considered only as bearing on the ability of TFLIC to meet its obligations under the Policies. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

17

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 8.

(2)		Not Applicable.

(3)	(a)	Amended and Reinstated Principal Underwriting Agreement. Note 14.

(3)	(a)(1)	Amendment No. 1 to the Amended and Restated Principal Underwriting Agreement. Note 14

(3)	(a)(2)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 18

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 2.

	(c)	Form of Life Insurance Company Product Sales Agreement Note 20

(4)	(a)	Form of Rider. Note 14.

(5)	(a)	Form of Application. Note 14.

(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 1.

	(b)	ByLaws of Transamerica Financial Life Insurance Company. Note 1.

(7)		Reinsurance Agreement (Swiss RE). Note 23

(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 2.

(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

(8)	(a)(3)	Amendment No. 30 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 5.

(8)	(a)(4)	Amendment No. 31 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 9.

(8)	(a)(5)	Amendment No. 32 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.

(8)	(a)(6)	Amendment No. 36 to Participation Agreement (TST) Note 21

(8)	(a)(7)	Amendment No. 38 to Participation Agreement (TST). Note 23.

(8)	(a)(8)	Amendment No. 42 to Participation Agreement (TST). Note 24.

(8)	(a)(9)	Amendment No. 43 to Participation Agreement (TST). Note 25

(8)	(b)	Participation Agreement (Alliance). Note 10.

(8)	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 14

(8)	(c)	Participation Agreement (Credit Suisse). Note 11

(8)	(c)(1)	Restatement of Participation Agreement (Credit Suisse). Note 14

(8)	(c)(2)	Amendment No. 1 to Participation Agreement (Credit Suisse). Note 14

(8)	(c)(3)	Amendment No. 2 to Participation Agreement (Credit Suisse). Note 14

(8)	(d)	Participation Agreement (DFA) Note.14

(8)	(e)	Participation Agreement (Dreyfus). Note 12

(8)	(e)(1)	Amendment No. 6 to the Fund Participation Agreement (Dreyfus). Note 14

(8)	(f)	Participation Agreement (Federated). Note 14

(8)	(f)(1)	Amendment to Fund Participation Agreement (Federated). Note 14

(8)	(g)	Participation Agreement (Gartmore). Note 14

(8)	(h)	Form of Participation Agreement (Seligman). Note 14

(8)	(i)	Participation Agreement (SteinRoe). Note 17

(8)	(j)	Participation Agreement (Wells Fargo). Note 17

(8)	(k)	Participation Agreement (Vanguard). Note 17

(8)	(l)	Participation Agreement (Fidelity). Note 10

(8)	(l)(1)	Amendment No. 4 to Participation Agreement (Fidelity). Note 14

(8)	(m)	Participation Agreement (Wanger). Note 14

(8)	(m)(1)	Amendment No. 1 to Participation Agreement (Wanger). Note 14

(9)	(a)	Opinion and Consent of Counsel. Note 27.

	(b)	Consent of Counsel. Note 27.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 27.

	(b)	Opinion and Consent of Actuary. Note 15.

(11)	Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 15.

(14)	Powers of Attorney. (E. Belanger, C. Vargas, W. Brown, Jr., S. Frushtick, E. Martin, M. Fowler, J. Mallet) Note 24. (P. Kunkel) Note 26.

Note 1.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 3.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 5.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-116562) on July 26, 2004.

Note 6.	Filed with Pre-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.

Note 7.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.

Note 8.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-110048) filed on December 30, 2003.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-65149) filed on October 1, 1998.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

Note 13.	Incorporated herein by reference to Initial Filing on N-4 Registration Statement (File No. 333-65151) filed on October 1, 1998.

Note 14.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on July 1, 2005.

Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on April 28, 2006

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-110048) filed on February 5, 2007.

Note 17.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-122235) on April 27, 2007.

Note 18.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.

Note 19.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-122235) on December 21, 2007.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125817) on February 15, 2008.

Note 21.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-122235) filed on April 29, 2008.

Note 22.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-147041) filed on August 7, 2008.

Note 23.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-122235) filed on April 28, 2009.

Note 24.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-122235) filed on April 29, 2010.

Note 25.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010

Note 26.	Filed herewith

Note 27.	To be filed by amendment

Item 25.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller

Peter P. Post 64 Middle Patent Rd. Armonk, NY 10504	Director

Colette Vargas 440 Mamaronech Ave. Harrison, NY 10528	Director and Chief Actuary

Robert F. Colby 440 Mamaronech Ave. Harrison, NY 10528	Director, Counsel, Assistant Secretary and Vice President

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter G. Kunkel 440 Mamaronech Ave. Harrison, NY 10528	Director, Chairman of the Board, and President

Elizabeth Belanger 440 Mamaronech Ave. Harrison, NY 10528	Director

M. Craig Fowler 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

John T. Mallett 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Vice President

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holding Inc.	Canada	100% Creditor Resources, Inc.	Holding Company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Service, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding Company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc .	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON International B.V	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan- American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community	Investments
Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management Inc	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non- AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non- affiliate of AEGON (86.991%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc. (non- AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member-Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance	Real estate alternatives investment

Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors Inc	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance— Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services Inc)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance	Ontario	50% World Financial Group	Insurance agency
Agency of Canada Inc.		Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of                     , there were      Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528
(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	—	0	0	0

(1)	Fiscal Year 2010

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4 Manhattanville Road, Purchase, NY 10577; or at Service Office, Financial Markets Group – Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Financial Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Financial Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of January, 2011.

TFLIC SEPARATE ACCOUNT VNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor
*
Peter G. Kunkel
President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director	, 2011
Elizabeth Belanger

*	Director and Chief Actuary	, 2011
Colette F. Vargas

*	Director	, 2011
William Brown, Jr.

*	Director	, 2011
Steven E. Frushtick

*	Corporate Controller	, 2011
Eric J. Martin

*	Treasurer and Vice President	, 2011
M. Craig Fowler

*	Director and Vice President	, 2011
John T. Mallet

/s/ Darin D. Smith	Vice President and Assistant Secretary	January 21, 2011
*By: Darin D. Smith

*By:	Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

333-122235

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
14	Power of Attorney

*	Page numbers included only in manually executed original.